Schedule of Investments (unaudited)
January 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.4%
Lamar Media Corp.
3.63%, 01/15/31	$310	$276,840
3.75%, 02/15/28	355	338,105
4.00%, 02/15/30	311	286,911
4.88%, 01/15/29	215	208,771
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/31(a)	285	298,629
		1,409,256
Aerospace & Defense — 1.9%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	340	347,582
Moog Inc., 4.25%, 12/15/27(a)	315	302,658
Spirit AeroSystems Inc.
3.85%, 06/15/26	176	172,934
9.38%, 11/30/29(a)	500	537,573
TransDigm Inc.
6.00%, 01/15/33(a)	835	823,954
6.38%, 03/01/29(a)	1,509	1,524,122
6.63%, 03/01/32(a)	1,220	1,240,827
6.75%, 08/15/28(a)	1,178	1,198,873
6.88%, 12/15/30(a)	793	812,282
7.13%, 12/01/31(a)	550	567,942
		7,528,747
Agriculture — 0.2%
Darling Ingredients Inc.
5.25%, 04/15/27(a)	262	260,364
6.00%, 06/15/30(a)(b)	566	563,258
		823,622
Airlines — 2.0%
Air Canada, 3.88%, 08/15/26(a)	693	675,489
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	335	338,038
American Airlines Inc.
7.25%, 02/15/28(a)	421	430,804
8.50%, 05/15/29(a)(b)	575	605,794
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	781	780,803
5.75%, 04/20/29(a)(b)	1,681	1,676,629
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	1,086	1,148,074
United Airlines Inc.
4.38%, 04/15/26(a)	1,083	1,067,340
4.63%, 04/15/29(a)	1,075	1,032,022
		7,754,993
Apparel — 0.5%
Kontoor Brands Inc., 4.13%, 11/15/29(a)	255	237,029
Levi Strauss & Co., 3.50%, 03/01/31(a)(b)	275	243,118
Under Armour Inc., 3.25%, 06/15/26	283	274,715
VF Corp.
2.80%, 04/23/27	285	269,228
2.95%, 04/23/30(b)	415	362,329
6.00%, 10/15/33(b)	145	141,747
6.45%, 11/01/37	155	150,988
William Carter Co. (The), 5.63%, 03/15/27(a)	275	273,757
		1,952,911
Auto Manufacturers — 0.5%
Allison Transmission Inc.
3.75%, 01/30/31(a)	570	508,639
4.75%, 10/01/27(a)	195	191,503
5.88%, 06/01/29(a)	267	267,693
Security	Par (000)	Value
Auto Manufacturers (continued)
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)	$265	$255,624
5.50%, 07/15/29(a)	240	236,087
5.88%, 01/15/28(a)	340	339,500
		1,799,046
Auto Parts & Equipment — 1.0%
Adient Global Holdings Ltd.
7.00%, 04/15/28(a)	303	307,007
7.50%, 02/15/33(a)	100	101,333
Dana Inc.
4.25%, 09/01/30	224	212,496
4.50%, 02/15/32(b)	190	178,951
5.38%, 11/15/27	212	211,078
5.63%, 06/15/28	235	233,412
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% cash)(a)(c)	230	225,355
7.75%, 11/15/30, (7.75% cash and 8.50% PIK)(a)(c)	250	250,678
8.00%, 11/15/32, (8.00% cash and 8.75% PIK)(a)(c)	250	249,547
Phinia Inc.
6.63%, 10/15/32(a)	270	270,558
6.75%, 04/15/29(a)	320	328,737
ZF North America Capital Inc.
6.75%, 04/23/30(a)(b)	425	417,612
6.88%, 04/14/28(a)	370	372,758
6.88%, 04/23/32(a)(b)	405	390,251
7.13%, 04/14/30(a)	320	319,991
		4,069,764
Banks — 1.3%
Banc of California, 3.25%, 05/01/31, (3-mo. CME Term SOFR + 2.520%)(d)	205	193,766
Dresdner Funding Trust I, 8.15%, 06/30/31(a)	570	624,968
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(d)	440	390,483
4.95%, 06/01/42, (1-year CMT + 2.750%)(a)(d)	415	328,536
Popular Inc., 7.25%, 03/13/28	215	224,108
Standard Chartered PLC, 7.01%(a)(d)(e)	415	437,023
Texas Capital Bancshares Inc., 4.00%, 05/06/31, (5-year CMT + 3.150%)(d)	235	225,612
UniCredit SpA
5.46%, 06/30/35, (5-year CMT + 4.750%)(a)(d)	835	813,755
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(a)(d)	585	585,270
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(a)(d)	710	744,083
Valley National Bancorp., 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.36%)(d)	180	165,197
Western Alliance Bancorp, 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.250%)(d)	345	328,209
		5,061,010
Building Materials — 2.7%
Boise Cascade Co., 4.88%, 07/01/30(a)	235	222,725
Builders FirstSource Inc.
4.25%, 02/01/32(a)	730	658,272
5.00%, 03/01/30(a)	320	306,427
6.38%, 06/15/32(a)(b)	404	409,160
6.38%, 03/01/34(a)	550	553,185
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)	1,547	1,564,761
6.75%, 07/15/31(a)	285	289,797
Knife River Corp., 7.75%, 05/01/31(a)	268	280,135

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Louisiana-Pacific Corp., 3.63%, 03/15/29(a)	$215	$199,820
Masterbrand Inc., 7.00%, 07/15/32(a)	415	424,266
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)	420	425,068
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	620	614,660
8.88%, 11/15/31(a)	625	666,282
Standard Industries Inc./New York
3.38%, 01/15/31(a)	604	528,737
4.38%, 07/15/30(a)	890	826,569
4.75%, 01/15/28(a)	555	539,963
5.00%, 02/15/27(a)	496	489,120
6.50%, 08/15/32(a)	389	392,860
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29(a)	341	345,006
6.50%, 03/15/27(a)	170	170,000
7.25%, 01/15/31(a)(b)	465	501,619
		10,408,432
Chemicals — 2.3%
Ashland Inc.
3.38%, 09/01/31(a)(b)	260	223,499
6.88%, 05/15/43	158	163,957
Avient Corp.
6.25%, 11/01/31(a)	345	344,319
7.13%, 08/01/30(a)	425	436,265
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)	300	312,430
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)(b)	395	363,061
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	315	308,978
Element Solutions Inc., 3.88%, 09/01/28(a)	465	443,830
HB Fuller Co.
4.00%, 02/15/27	160	154,633
4.25%, 10/15/28(b)	185	175,836
Ineos Finance PLC
6.75%, 05/15/28(a)	265	267,103
7.50%, 04/15/29(a)	305	311,028
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29(a)	250	262,024
Ingevity Corp., 3.88%, 11/01/28(a)(b)	315	292,089
Methanex Corp.
5.13%, 10/15/27(b)	375	369,123
5.25%, 12/15/29	390	379,776
5.65%, 12/01/44	165	144,244
Methanex U.S. Operations Inc., 6.25%, 03/15/32(a)	345	344,335
Minerals Technologies Inc., 5.00%, 07/01/28(a)	225	217,793
NOVA Chemicals Corp.
4.25%, 05/15/29(a)(b)	301	282,221
5.25%, 06/01/27(a)	615	604,336
7.00%, 12/01/31(a)(b)	210	211,845
8.50%, 11/15/28(a)	235	249,591
9.00%, 02/15/30(a)(b)	362	386,167
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30(a)(b)	190	176,626
OCI NV, 6.70%, 03/16/33(a)	365	378,117
Olin Corp.
5.00%, 02/01/30	323	304,546
5.13%, 09/15/27	280	277,014
5.63%, 08/01/29(b)	358	348,924
Security	Par (000)	Value
Chemicals (continued)
SNF Group SACA
3.13%, 03/15/27(a)	$220	$209,477
3.38%, 03/15/30(a)	235	206,903
		9,150,090
Coal — 0.2%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(a)	255	269,296
Coronado Finance Pty Ltd., 9.25%, 10/01/29(a)	255	260,959
SunCoke Energy Inc., 4.88%, 06/30/29(a)	277	255,385
		785,640
Commercial Services — 4.7%
ADT Security Corp. (The)
4.13%, 08/01/29(a)	590	554,351
4.88%, 07/15/32(a)	421	391,714
Adtalem Global Education Inc., 5.50%, 03/01/28(a)	250	246,035
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26(a)	310	310,528
AMN Healthcare Inc.
4.00%, 04/15/29(a)(b)	204	185,895
4.63%, 10/01/27(a)	286	277,066
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	610	604,524
Block Inc.
2.75%, 06/01/26	510	496,795
3.50%, 06/01/31(b)	580	516,125
6.50%, 05/15/32(a)	1,110	1,134,541
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)(b)	1,230	1,287,665
Brink's Co. (The)
4.63%, 10/15/27(a)	335	327,096
6.50%, 06/15/29(a)	230	234,448
6.75%, 06/15/32(a)	215	219,417
CoreCivic Inc., 8.25%, 04/15/29	305	322,537
Dcli Bidco LLC, 7.75%, 11/15/29(a)	299	307,476
Deluxe Corp., 8.13%, 09/15/29(a)	250	257,127
GEO Group Inc. (The), 8.63%, 04/15/29	380	401,209
Graham Holdings Co., 5.75%, 06/01/26(a)	245	245,027
Grand Canyon University, 5.13%, 10/01/28	225	212,959
Herc Holdings Inc.
5.50%, 07/15/27(a)	656	653,489
6.63%, 06/15/29(a)(b)	475	485,465
Korn Ferry, 4.63%, 12/15/27(a)	255	248,314
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(a)	550	519,124
5.75%, 04/15/26(a)	714	715,727
Service Corp. International/U.S.
3.38%, 08/15/30	444	394,019
4.00%, 05/15/31	448	404,744
4.63%, 12/15/27(b)	310	304,571
5.13%, 06/01/29(b)	434	424,158
5.75%, 10/15/32	430	422,523
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc.
4.63%, 11/01/26(a)	250	247,295
6.75%, 08/15/32(a)	620	636,643
TriNet Group Inc.
3.50%, 03/01/29(a)	275	252,980
7.13%, 08/15/31(a)	220	225,781
United Rentals North America Inc.
3.75%, 01/15/32(b)	410	363,570
3.88%, 11/15/27	408	393,640

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
3.88%, 02/15/31	$610	$555,668
4.00%, 07/15/30	423	391,601
4.88%, 01/15/28	880	867,827
5.25%, 01/15/30(b)	443	437,448
5.50%, 05/15/27(b)	255	254,858
6.13%, 03/15/34(a)(b)	620	621,011
		18,352,991
Computers — 1.3%
ASGN Inc., 4.63%, 05/15/28(a)	340	326,942
Crane NXT Co., 4.20%, 03/15/48	200	128,006
Crowdstrike Holdings Inc., 3.00%, 02/15/29(b)	415	381,105
Insight Enterprises Inc., 6.63%, 05/15/32(a)	276	280,623
KBR Inc., 4.75%, 09/30/28(a)	164	155,967
NCR Atleos Corp., 9.50%, 04/01/29(a)	729	794,277
Seagate HDD Cayman
4.09%, 06/01/29	249	234,539
4.13%, 01/15/31	175	159,986
4.88%, 06/01/27	264	260,014
5.75%, 12/01/34	288	280,412
8.25%, 12/15/29(b)	270	289,596
8.50%, 07/15/31(b)	274	293,312
9.63%, 12/01/32	423	480,961
Western Digital Corp., 4.75%, 02/15/26	1,211	1,203,871
		5,269,611
Cosmetics & Personal Care — 0.8%
Coty Inc., 5.00%, 04/15/26(a)(b)	130	129,659
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(a)	296	285,229
6.63%, 07/15/30(a)	409	417,726
Edgewell Personal Care Co.
4.13%, 04/01/29(a)(b)	300	280,810
5.50%, 06/01/28(a)(b)	405	399,308
Perrigo Finance Unlimited Co.
4.90%, 06/15/30	390	367,738
4.90%, 12/15/44	175	135,588
6.13%, 09/30/32(b)	430	421,665
Prestige Brands Inc.
3.75%, 04/01/31(a)	335	297,855
5.13%, 01/15/28(a)	235	231,755
		2,967,333
Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(a)(b)	215	198,774
4.00%, 01/15/28(a)	415	400,307
Resideo Funding Inc.
4.00%, 09/01/29(a)(b)	165	151,447
6.50%, 07/15/32(a)	335	338,037
Ritchie Bros Holdings Inc., 6.75%, 03/15/28(a)	325	333,066
		1,421,631
Diversified Financial Services — 6.1%
Ally Financial Inc.
6.65%, 01/17/40, (5-year CMT + 2.450%)(d)	255	252,173
6.70%, 02/14/33(b)	267	274,530
Bread Financial Holdings Inc., 9.75%, 03/15/29(a)	520	560,725
Brightsphere Investment Group Inc., 4.80%, 07/27/26(b)	145	142,979
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	250	248,925
6.88%, 04/15/30(a)	225	226,161
Security	Par (000)	Value
Diversified Financial Services (continued)
9.25%, 07/01/31(a)	$390	$417,811
Credit Acceptance Corp.
6.63%, 03/15/26	214	214,192
9.25%, 12/15/28(a)	345	367,618
Encore Capital Group Inc.
8.50%, 05/15/30(a)	285	301,458
9.25%, 04/01/29(a)	305	326,863
GGAM Finance Ltd.
5.88%, 03/15/30(a)	225	222,754
6.88%, 04/15/29(a)	230	234,668
8.00%, 02/15/27(a)	410	423,380
8.00%, 06/15/28(a)	343	361,784
7.75%, 05/15/26(a)	225	228,526
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)	605	621,474
goeasy Ltd.
7.63%, 07/01/29(a)(b)	362	374,172
9.25%, 12/01/28(a)	303	323,577
Series 144*, 6.88%, 05/15/30(a)	235	238,594
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29(a)	345	325,778
6.13%, 11/01/32(a)	635	631,937
7.13%, 04/30/31(a)	780	806,139
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)	585	553,956
6.63%, 10/15/31(a)	265	266,246
Jefferson Capital Holdings LLC
6.00%, 08/15/26(a)	175	174,630
9.50%, 02/15/29(a)(b)	250	267,168
Midcap Financial Issuer Trust
5.63%, 01/15/30(a)	230	214,464
6.50%, 05/01/28(a)	585	575,341
Nationstar Mortgage Holdings Inc., 5.00%, 02/01/26(a)	245	243,426
Navient Corp.
4.88%, 03/15/28	276	264,289
5.00%, 03/15/27	410	402,886
5.50%, 03/15/29	410	393,029
5.63%, 08/01/33(b)	320	282,451
6.75%, 06/15/26	246	250,202
9.38%, 07/25/30	275	299,400
11.50%, 03/15/31	290	329,446
OneMain Finance Corp.
3.50%, 01/15/27	422	406,009
3.88%, 09/15/28	330	308,260
4.00%, 09/15/30	486	435,450
5.38%, 11/15/29(b)	415	402,816
6.63%, 01/15/28(b)	410	416,699
6.63%, 05/15/29	500	507,987
7.13%, 03/15/26	778	793,541
7.13%, 11/15/31	410	421,655
7.50%, 05/15/31	415	431,613
7.88%, 03/15/30	400	420,788
9.00%, 01/15/29(b)	403	428,063
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	340	318,206
5.75%, 09/15/31(a)	310	296,557
7.13%, 11/15/30(a)	350	358,107
7.88%, 12/15/29(a)	420	439,754
PRA Group Inc.
5.00%, 10/01/29(a)(b)	207	191,452
8.38%, 02/01/28(a)(b)	255	262,694

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
8.88%, 01/31/30(a)(b)	$260	$272,009
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)	664	633,480
3.63%, 03/01/29(a)	449	410,403
3.88%, 03/01/31(a)	680	600,905
4.00%, 10/15/33(a)	442	373,717
SLM Corp., 3.13%, 11/02/26	259	249,001
StoneX Group Inc., 7.88%, 03/01/31(a)	315	331,710
Synchrony Financial, 7.25%, 02/02/33(b)	415	434,263
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)	415	402,357
5.75%, 06/15/27(a)	300	298,204
UWM Holdings LLC, 6.63%, 02/01/30(a)(b)	355	355,724
		23,844,576
Electric — 4.8%
AES Corp. (The)
6.95%, 07/15/55, (5-year CMT + 2.890%)(d)	250	244,290
7.60%, 01/15/55, (5-year CMT + 3.201%)(d)	520	529,392
Algonquin Power & Utilities Corp., 4.75%, 01/18/82, (5-year CMT + 3.249%)(d)	410	391,276
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28(a)	260	246,292
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(a)(b)	415	408,988
Calpine Corp.
3.75%, 03/01/31(a)	484	437,685
4.50%, 02/15/28(a)	666	646,169
Clearway Energy Operating LLC
3.75%, 02/15/31(a)	500	442,729
3.75%, 01/15/32(a)	196	170,674
4.75%, 03/15/28(a)	450	435,361
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(a)	200	200,040
DPL Inc., 4.35%, 04/15/29	223	207,909
Edison International
7.88%, 06/15/54, (5-year CMT + 3.658%)(b)(d)	250	233,321
8.13%, 06/15/53, (5-year CMT + 3.864%)(b)(d)	284	269,277
Electricite de France SA, 9.13%, (5-year CMT + 5.411%)(a)(d)(e)	820	931,345
Emera Inc., Series 16-A, 6.75%, 06/15/76(d)	605	610,582
EUSHI Finance Inc., 7.63%, 12/15/54, (5-year CMT + 3.136%)(d)	270	281,532
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(a)	215	196,030
Lightning Power LLC, 7.25%, 08/15/32(a)	841	868,635
NextEra Energy Operating Partners LP
3.88%, 10/15/26(a)(b)	269	257,590
4.50%, 09/15/27(a)(b)	306	290,321
7.25%, 01/15/29(a)(b)	435	437,659
NRG Energy Inc.
3.38%, 02/15/29(a)	300	274,420
3.63%, 02/15/31(a)	600	528,633
3.88%, 02/15/32(a)	267	234,556
5.25%, 06/15/29(a)	415	404,283
5.75%, 01/15/28	385	385,594
5.75%, 07/15/29(a)	425	417,588
6.00%, 02/01/33(a)	510	498,290
6.25%, 11/01/34(a)	530	522,231
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(a)	368	347,816
Security	Par (000)	Value
Electric (continued)
PG&E Corp.
5.00%, 07/01/28	$581	$559,832
5.25%, 07/01/30	577	542,634
Talen Energy Supply LLC, 8.63%, 06/01/30(a)(b)	689	734,958
Terraform Global Operating LP, 6.13%, 03/01/26(a)	111	110,509
TransAlta Corp.
6.50%, 03/15/40	165	161,547
7.75%, 11/15/29	255	264,744
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	720	683,299
5.00%, 07/31/27(a)	710	699,932
5.50%, 09/01/26(a)	550	549,773
5.63%, 02/15/27(a)	680	679,880
6.88%, 04/15/32(a)	549	564,869
7.75%, 10/15/31(a)	808	852,977
		18,755,462
Electrical Components & Equipment — 0.5%
EnerSys
4.38%, 12/15/27(a)	156	150,674
6.63%, 01/15/32(a)	200	202,531
WESCO Distribution Inc.
6.38%, 03/15/29(a)	528	537,889
6.63%, 03/15/32(a)	451	461,111
7.25%, 06/15/28(a)	715	728,559
		2,080,764
Electronics — 1.0%
Atkore Inc., 4.25%, 06/01/31(a)(b)	260	232,904
Coherent Corp., 5.00%, 12/15/29(a)(b)	540	519,676
Imola Merger Corp., 4.75%, 05/15/29(a)	1,130	1,077,729
Sensata Technologies BV
4.00%, 04/15/29(a)(b)	580	536,808
5.88%, 09/01/30(a)	280	275,517
Sensata Technologies Inc.
3.75%, 02/15/31(a)(b)	414	365,349
4.38%, 02/15/30(a)	252	233,362
6.63%, 07/15/32(a)	300	301,913
TTM Technologies Inc., 4.00%, 03/01/29(a)	275	257,907
		3,801,165
Energy - Alternate Sources — 0.3%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)	410	378,695
5.00%, 01/31/28(a)	385	370,987
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	317	309,125
		1,058,807
Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27	540	536,984
Dycom Industries Inc., 4.50%, 04/15/29(a)	278	261,814
Fluor Corp., 4.25%, 09/15/28	310	297,584
Quikrete Holdings Inc., 6.38%, 03/01/32(a)	985	987,453
TopBuild Corp.
3.63%, 03/15/29(a)	235	217,242
4.13%, 02/15/32(a)(b)	285	254,949
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)	245	234,626
		2,790,652
Entertainment — 1.9%
Caesars Entertainment Inc.
6.50%, 02/15/32(a)	823	833,249
7.00%, 02/15/30(a)	1,117	1,151,304

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
International Game Technology PLC
4.13%, 04/15/26(a)	$410	$405,740
5.25%, 01/15/29(a)	425	418,206
6.25%, 01/15/27(a)	450	456,250
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	280	267,246
6.50%, 05/15/27(a)	620	630,299
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)(b)	355	315,686
4.63%, 04/06/31(a)	215	183,319
8.45%, 07/27/30(a)	230	238,421
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(a)	500	510,812
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27(a)	230	223,483
Vail Resorts Inc., 6.50%, 05/15/32(a)(b)	340	344,828
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)	420	407,069
6.25%, 03/15/33(a)	455	450,728
7.13%, 02/15/31(a)	570	596,010
		7,432,650
Environmental Control — 0.5%
Clean Harbors Inc.
4.88%, 07/15/27(a)	270	266,655
5.13%, 07/15/29(a)	147	142,612
6.38%, 02/01/31(a)	310	314,464
GFL Environmental Inc.
3.50%, 09/01/28(a)(b)	415	391,196
5.13%, 12/15/26(a)	265	263,907
6.75%, 01/15/31(a)	525	544,637
		1,923,471
Food — 2.7%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26(a)	450	441,621
3.50%, 03/15/29(a)	755	694,554
4.63%, 01/15/27(a)	770	756,294
4.88%, 02/15/30(a)	565	542,988
5.88%, 02/15/28(a)	440	439,360
6.50%, 02/15/28(a)(b)	441	449,190
7.50%, 03/15/26(a)	275	275,365
Ingles Markets Inc., 4.00%, 06/15/31(a)(b)	209	186,858
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)	520	481,723
4.38%, 01/31/32(a)	385	350,285
4.88%, 05/15/28(a)(b)	266	260,543
Performance Food Group Inc.
4.25%, 08/01/29(a)	579	544,366
5.50%, 10/15/27(a)	575	571,899
6.13%, 09/15/32(a)(b)	553	554,162
Pilgrim's Pride Corp.
3.50%, 03/01/32	495	428,406
4.25%, 04/15/31	485	450,157
6.25%, 07/01/33	545	558,970
6.88%, 05/15/34	280	299,490
Post Holdings Inc., 6.25%, 02/15/32(a)	570	570,429
Safeway Inc., 7.25%, 02/01/31(b)	150	157,541
U.S. Foods Inc.
4.63%, 06/01/30(a)(b)	302	285,761
Security	Par (000)	Value
Food (continued)
4.75%, 02/15/29(a)(b)	$485	$469,055
5.75%, 04/15/33(a)	250	243,035
6.88%, 09/15/28(a)	285	292,667
7.25%, 01/15/32(a)	295	306,170
		10,610,889
Gas — 0.1%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.573%)(a)(d)	515	517,473
Health Care - Products — 1.5%
Avantor Funding Inc.
3.88%, 11/01/29(a)(b)	439	406,341
4.63%, 07/15/28(a)	840	812,100
Hologic Inc.
3.25%, 02/15/29(a)	560	514,785
4.63%, 02/01/28(a)	220	215,173
Medline Borrower LP, 3.88%, 04/01/29(a)	2,475	2,309,436
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)	842	855,575
Teleflex Inc.
4.25%, 06/01/28(a)	312	300,126
4.63%, 11/15/27	278	272,874
		5,686,410
Health Care - Services — 3.3%
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)	290	267,788
4.00%, 03/15/31(a)(b)	275	247,213
4.25%, 05/01/28(a)	278	265,917
DaVita Inc.
3.75%, 02/15/31(a)	809	711,929
4.63%, 06/01/30(a)	1,505	1,400,317
6.88%, 09/01/32(a)(b)	554	561,776
Encompass Health Corp.
4.50%, 02/01/28	450	439,276
4.63%, 04/01/31	230	215,269
4.75%, 02/01/30	460	442,505
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(b)	348	349,366
IQVIA Inc.
5.00%, 10/15/26(a)	555	552,691
5.00%, 05/15/27(a)	550	544,710
6.50%, 05/15/30(a)(b)	290	295,889
Molina Healthcare Inc.
3.88%, 11/15/30(a)	373	338,090
3.88%, 05/15/32(a)	415	364,938
4.38%, 06/15/28(a)	475	456,581
6.25%, 01/15/33(a)	405	402,093
Pediatrix Medical Group Inc., 5.38%, 02/15/30(a)	255	244,437
Tenet Healthcare Corp.
4.25%, 06/01/29	809	764,352
4.38%, 01/15/30	795	743,758
4.63%, 06/15/28	340	328,645
5.13%, 11/01/27	820	811,100
6.13%, 06/15/30(b)	1,083	1,086,900
6.75%, 05/15/31(b)	730	747,059
Toledo Hospital (The)
4.98%, 11/15/45	90	67,008
6.02%, 11/15/48	235	207,975
Series B, 5.33%, 11/15/28	214	209,805
		13,067,387

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified — 1.0%
Benteler International AG, Class A, 10.50%, 05/15/28(a)	$305	$324,261
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	410	354,297
5.25%, 05/15/27	809	784,116
6.25%, 05/15/26	397	396,448
9.00%, 06/15/30	425	418,577
9.75%, 01/15/29	380	390,067
10.00%, 11/15/29(a)	265	270,513
Prospect Capital Corp.
3.36%, 11/15/26(b)	160	150,303
3.44%, 10/15/28	160	141,316
Stena International SA
7.25%, 01/15/31(a)	415	424,034
7.63%, 02/15/31(a)	255	263,943
		3,917,875
Home Builders — 1.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(a)	180	166,688
4.63%, 04/01/30(a)	240	221,032
Century Communities Inc.
3.88%, 08/15/29(a)	263	239,533
6.75%, 06/01/27	290	292,018
Dream Finders Homes Inc., 8.25%, 08/15/28(a)	165	170,816
Forestar Group Inc.
3.85%, 05/15/26(a)	186	181,698
5.00%, 03/01/28(a)	155	150,360
Installed Building Products Inc., 5.75%, 02/01/28(a)	190	187,372
KB Home
4.00%, 06/15/31(b)	237	212,256
4.80%, 11/15/29	188	180,295
6.88%, 06/15/27	160	164,705
7.25%, 07/15/30(b)	189	195,286
LGI Homes Inc.
4.00%, 07/15/29(a)	173	157,119
7.00%, 11/15/32(a)	235	233,825
8.75%, 12/15/28(a)	206	218,294
M/I Homes Inc.
3.95%, 02/15/30	180	165,089
4.95%, 02/01/28	255	250,915
Mattamy Group Corp.
4.63%, 03/01/30(a)	330	308,108
5.25%, 12/15/27(a)	270	264,525
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28	240	232,226
4.75%, 04/01/29	180	171,155
STL Holding Co. LLC, 8.75%, 02/15/29(a)	133	141,953
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)	305	294,839
5.75%, 01/15/28(a)	260	260,546
5.88%, 06/15/27(a)	259	261,220
Thor Industries Inc., 4.00%, 10/15/29(a)	270	246,644
Tri Pointe Homes Inc.
5.25%, 06/01/27	202	201,195
5.70%, 06/15/28	210	209,624
Winnebago Industries Inc., 6.25%, 07/15/28(a)	200	198,953
		6,178,289
Security	Par (000)	Value
Home Furnishings — 0.2%
Tempur Sealy International Inc.
3.88%, 10/15/31(a)	$440	$386,426
4.00%, 04/15/29(a)(b)	423	393,661
		780,087
Household Products & Wares — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30(b)	286	260,022
4.13%, 04/30/31(a)(b)	206	184,853
5.13%, 02/01/28	189	185,424
		630,299
Housewares — 0.6%
Newell Brands Inc.
5.70%, 04/01/26	635	637,055
6.38%, 09/15/27(b)	265	269,748
6.38%, 05/15/30	425	430,313
6.63%, 09/15/29(b)	305	312,872
6.63%, 05/15/32	275	277,716
6.88%, 04/01/36(b)	250	255,761
7.00%, 04/01/46	362	349,164
		2,532,629
Insurance — 0.9%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(a)	430	433,505
Assurant Inc., 7.00%, 03/27/48(d)	210	213,675
Constellation Insurance Inc.
6.63%, 05/01/31(a)(b)	125	123,653
6.80%, 01/24/30(a)	250	245,994
Genworth Holdings Inc., 6.50%, 06/15/34	155	149,403
Global Atlantic Fin Co.
4.70%, 10/15/51, (5-year CMT + 3.796%)(a)(d)	385	371,545
7.95%, 10/15/54, (5-year CMT + 3.608%)(a)(d)	317	331,543
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(d)	270	258,285
4.30%, 02/01/61(a)(b)	430	269,923
7.80%, 03/07/87(a)(b)	225	250,153
Ryan Specialty LLC
4.38%, 02/01/30(a)(b)	235	221,723
5.88%, 08/01/32(a)	630	624,255
Wilton RE Ltd., 6.00%, (5-year CMT + 5.266%)(a)(d)(e)	225	223,542
		3,717,199
Internet — 1.5%
Cogent Communications Group LLC, 3.50%, 05/01/26(a)	234	228,529
Gen Digital Inc.
6.75%, 09/30/27(a)	496	504,223
7.13%, 09/30/30(a)(b)	320	329,226
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)	455	420,551
5.25%, 12/01/27(a)	350	346,805
Match Group Holdings II LLC
3.63%, 10/01/31(a)	275	235,962
4.13%, 08/01/30(a)(b)	276	249,317
4.63%, 06/01/28(a)	280	269,456
5.00%, 12/15/27(a)	251	245,953
5.63%, 02/15/29(a)(b)	190	187,989
Rakuten Group Inc.
9.75%, 04/15/29(a)	1,090	1,190,493
11.25%, 02/15/27(a)	1,015	1,109,415
Wayfair LLC, 7.25%, 10/31/29(a)	420	428,568

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Ziff Davis Inc., 4.63%, 10/15/30(a)(b)	$290	$265,179
		6,011,666
Iron & Steel — 1.6%
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)(b)	390	392,994
Carpenter Technology Corp.
6.38%, 07/15/28	237	238,126
7.63%, 03/15/30	180	185,864
Cleveland-Cliffs Inc.
4.63%, 03/01/29(a)(b)	218	203,150
4.88%, 03/01/31(a)(b)	200	181,147
5.88%, 06/01/27	335	335,436
6.75%, 04/15/30(a)	408	406,109
6.88%, 11/01/29(a)	500	501,547
7.00%, 03/15/32(a)(b)	759	757,140
7.38%, 05/01/33(a)(b)	500	497,236
Commercial Metals Co.
3.88%, 02/15/31	160	143,533
4.13%, 01/15/30	155	144,040
4.38%, 03/15/32	160	145,728
Mineral Resources Ltd.
8.00%, 11/01/27(a)(b)	360	368,905
8.13%, 05/01/27(a)	375	377,111
8.50%, 05/01/30(a)(b)	335	346,585
9.25%, 10/01/28(a)(b)	587	620,838
U.S. Steel Corp.
6.65%, 06/01/37	147	146,866
6.88%, 03/01/29(b)	248	251,220
		6,243,575
Leisure Time — 2.7%
Acushnet Co., 7.38%, 10/15/28(a)	200	207,687
Amer Sports Co., 6.75%, 02/16/31(a)(b)	430	441,372
Carnival Corp.
5.75%, 03/01/27(a)	1,540	1,543,222
6.00%, 05/01/29(a)(b)	1,110	1,112,146
Life Time Inc., 6.00%, 11/15/31(a)	300	300,053
NCL Corp. Ltd.
5.88%, 02/15/27(a)	555	557,546
8.13%, 01/15/29(a)	432	458,723
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	270	258,306
4.25%, 07/01/26(a)	382	376,751
5.38%, 07/15/27(a)	556	556,152
5.50%, 08/31/26(a)	579	579,712
5.50%, 04/01/28(a)	850	852,518
5.63%, 09/30/31(a)	850	843,697
6.00%, 02/01/33(a)	1,055	1,063,356
6.25%, 03/15/32(a)	682	693,913
7.50%, 10/15/27	165	174,700
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)	204	201,947
VOC Escrow Ltd., 5.00%, 02/15/28(a)	408	398,581
		10,620,382
Lodging — 2.4%
Boyd Gaming Corp.
4.75%, 12/01/27	520	510,227
4.75%, 06/15/31(a)(b)	497	463,685
Genting New York LLC/GENNY Capital Inc., 7.25%, 10/01/29(a)	365	375,216
Security	Par (000)	Value
Lodging (continued)
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)	$845	$742,997
3.75%, 05/01/29(a)	440	410,758
4.00%, 05/01/31(a)	604	550,587
4.88%, 01/15/30	550	532,657
5.75%, 05/01/28(a)	265	265,199
5.88%, 04/01/29(a)	310	312,153
5.88%, 03/15/33(a)	558	554,353
6.13%, 04/01/32(a)(b)	250	252,277
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.63%, 01/15/32(a)	483	489,301
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	305	302,798
MGM Resorts International
4.63%, 09/01/26	210	208,121
4.75%, 10/15/28(b)	438	425,010
5.50%, 04/15/27	405	405,439
6.13%, 09/15/29(b)	460	460,361
6.50%, 04/15/32(b)	402	402,325
Travel & Leisure Co.
4.50%, 12/01/29(a)(b)	365	345,800
4.63%, 03/01/30(a)	189	177,224
6.00%, 04/01/27	235	236,721
6.63%, 07/31/26(a)	373	378,990
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28(a)	315	302,645
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)(b)	470	467,300
		9,572,144
Machinery — 0.9%
ATS Corp., 4.13%, 12/15/28(a)	235	219,576
BWX Technologies Inc.
4.13%, 06/30/28(a)	253	239,851
4.13%, 04/15/29(a)	236	222,118
Chart Industries Inc., 7.50%, 01/01/30(a)	815	851,456
Esab Corp., 6.25%, 04/15/29(a)	420	425,654
Mueller Water Products Inc., 4.00%, 06/15/29(a)	280	261,417
Terex Corp.
5.00%, 05/15/29(a)	330	317,474
6.25%, 10/15/32(a)	400	395,671
Vertiv Group Corp., 4.13%, 11/15/28(a)(b)	470	446,311
		3,379,528
Manufacturing — 0.4%
Amsted Industries Inc.
4.63%, 05/15/30(a)	249	233,917
5.63%, 07/01/27(a)	255	253,287
Hillenbrand Inc.
3.75%, 03/01/31(b)	180	158,614
5.00%, 09/15/26	196	194,089
6.25%, 02/15/29(b)	305	307,701
Trinity Industries Inc., 7.75%, 07/15/28(a)	365	379,642
		1,527,250
Media — 6.1%
AMC Networks Inc., 10.25%, 01/15/29(a)(b)	495	528,413
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	906	803,741
4.25%, 01/15/34(a)(b)	614	501,620
4.50%, 08/15/30(a)(b)	800	727,836
4.50%, 05/01/32(b)	884	766,787
4.50%, 06/01/33(a)(b)	525	445,442
4.75%, 03/01/30(a)	895	829,005

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
4.75%, 02/01/32(a)(b)	$360	$320,345
5.00%, 02/01/28(a)	797	775,817
5.13%, 05/01/27(a)	1,005	986,438
5.38%, 06/01/29(a)	496	479,359
5.50%, 05/01/26(a)	219	218,184
6.38%, 09/01/29(a)(b)	479	479,281
7.38%, 03/01/31(a)	362	370,617
Directv Financing LLC, 8.88%, 02/01/30(a)(b)	405	400,610
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)	2,021	2,001,370
Gray Television Inc., 10.50%, 07/15/29(a)(b)	715	748,483
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)(b)	450	365,580
6.75%, 10/15/27(a)	665	608,602
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	565	532,759
5.63%, 07/15/27(a)	937	924,159
Paramount Global
6.25%, 02/28/57(d)	360	344,154
6.38%, 03/30/62, (5-year CMT + 3.999%)(b)(d)	560	545,877
Sirius XM Radio Inc.
3.13%, 09/01/26(a)	540	522,102
3.88%, 09/01/31(a)(b)	813	700,124
4.00%, 07/15/28(a)	1,110	1,037,967
4.13%, 07/01/30(a)(b)	822	734,732
5.00%, 08/01/27(a)	864	848,414
5.50%, 07/01/29(a)(b)	709	690,393
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	722	670,067
TEGNA Inc.
4.63%, 03/15/28	560	536,363
4.75%, 03/15/26(a)	268	266,422
5.00%, 09/15/29(b)	634	595,698
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)	515	456,682
5.50%, 05/15/29(a)	820	785,120
VZ Secured Financing BV, 5.00%, 01/15/32(a)	850	759,467
Ziggo BV, 4.88%, 01/15/30(a)	580	543,315
		23,851,345
Metal Fabricate & Hardware — 0.2%
Advanced Drainage Systems Inc.
5.00%, 09/30/27(a)	225	221,954
6.38%, 06/15/30(a)	290	292,695
Vallourec SACA, 7.50%, 04/15/32(a)	460	479,399
		994,048
Mining — 1.6%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)	295	277,267
5.50%, 12/15/27(a)	410	408,108
6.13%, 05/15/28(a)	220	221,605
7.13%, 03/15/31(a)	425	440,841
Arsenal AIC Parent LLC, 8.00%, 10/01/30(a)	421	437,701
Constellium SE
3.75%, 04/15/29(a)	295	268,929
5.63%, 06/15/28(a)	135	132,440
6.38%, 08/15/32(a)	220	216,854
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31(a)	820	748,196
4.50%, 09/15/27(a)	335	326,521
Security	Par (000)	Value
Mining (continued)
FMG Resources August Pty. Ltd.
5.88%, 04/15/30(a)	$395	$390,507
6.13%, 04/15/32(a)	440	437,118
Novelis Corp.
3.25%, 11/15/26(a)	410	396,173
3.88%, 08/15/31(a)(b)	409	358,275
4.75%, 01/30/30(a)	915	859,726
Novelis Inc., 6.88%, 01/30/30(a)(b)	258	264,130
Perenti Finance Pty Ltd., 7.50%, 04/26/29(a)	225	234,488
		6,418,879
Office & Business Equipment — 0.1%
Zebra Technologies Corp., 6.50%, 06/01/32(a)	287	293,525
Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29	274	264,095
Oil & Gas — 5.9%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	243	239,100
6.63%, 10/15/32(a)(b)	350	352,925
Baytex Energy Corp.
7.38%, 03/15/32(a)	328	323,262
8.50%, 04/30/30(a)	470	484,217
Chord Energy Corp., 6.38%, 06/01/26(a)	185	185,056
Civitas Resources Inc.
5.00%, 10/15/26(a)	212	210,865
8.38%, 07/01/28(a)	739	772,898
8.63%, 11/01/30(a)	540	572,379
8.75%, 07/01/31(a)	740	780,450
CNX Resources Corp.
6.00%, 01/15/29(a)	290	287,420
7.25%, 03/01/32(a)	285	290,626
7.38%, 01/15/31(a)	280	287,299
Crescent Energy Finance LLC
7.38%, 01/15/33(a)	553	552,029
7.63%, 04/01/32(a)	593	597,105
9.25%, 02/15/28(a)	547	573,055
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	335	349,174
Energean PLC, 6.50%, 04/30/27(a)	230	229,597
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	345	335,319
6.00%, 04/15/30(a)	269	260,839
6.00%, 02/01/31(a)	360	341,053
6.25%, 11/01/28(a)	330	327,736
6.25%, 04/15/32(a)	284	269,708
6.88%, 05/15/34(a)	287	276,809
7.25%, 02/15/35(a)	490	478,719
8.38%, 11/01/33(a)	340	354,866
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)(b)	400	408,723
Matador Resources Co.
6.25%, 04/15/33(a)	360	354,744
6.50%, 04/15/32(a)	488	489,211
6.88%, 04/15/28(a)	311	316,741
MEG Energy Corp., 5.88%, 02/01/29(a)	343	337,729
Murphy Oil Corp.
5.88%, 12/01/42	190	164,130
6.00%, 10/01/32(b)	370	357,468
Noble Finance II LLC, 8.00%, 04/15/30(a)	766	779,364

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Parkland Corp.
4.50%, 10/01/29(a)(b)	$433	$405,922
4.63%, 05/01/30(a)	440	409,539
5.88%, 07/15/27(a)	290	289,213
6.63%, 08/15/32(a)	281	281,657
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	463	456,309
7.88%, 09/15/30(a)(b)	295	295,067
Permian Resources Operating LLC
5.88%, 07/01/29(a)	415	411,905
6.25%, 02/01/33(a)	535	536,294
7.00%, 01/15/32(a)	530	544,030
8.00%, 04/15/27(a)	290	296,762
9.88%, 07/15/31(a)	178	195,761
Range Resources Corp.
4.75%, 02/15/30(a)(b)	285	271,049
8.25%, 01/15/29	300	308,751
Seadrill Finance Ltd., 8.38%, 08/01/30(a)	350	357,152
SM Energy Co.
6.50%, 07/15/28	250	250,274
6.63%, 01/15/27(b)	225	224,834
6.75%, 09/15/26(b)	250	250,090
6.75%, 08/01/29(a)(b)	415	415,165
7.00%, 08/01/32(a)	440	439,366
Sunoco LP
7.00%, 05/01/29(a)	410	423,778
7.25%, 05/01/32(a)	416	434,049
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29(b)	450	429,165
4.50%, 04/30/30	428	402,511
5.88%, 03/15/28	210	210,202
6.00%, 04/15/27	320	319,592
7.00%, 09/15/28(a)	273	281,049
Valaris Ltd., 8.38%, 04/30/30(a)(b)	641	658,277
Viper Energy Inc.
5.38%, 11/01/27(a)	275	273,205
7.38%, 11/01/31(a)	243	254,147
		23,265,731
Oil & Gas Services — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)	457	459,261
6.63%, 09/01/32(a)	389	394,329
6.88%, 04/01/27(a)	10	10,001
Bristow Group Inc., 6.88%, 03/01/28(a)(b)	255	256,359
Enerflex Ltd., 9.00%, 10/15/27(a)	292	303,110
Helix Energy Solutions Group Inc., 9.75%, 03/01/29(a)	200	214,065
Kodiak Gas Services LLC, 7.25%, 02/15/29(a)	420	432,304
Oceaneering International Inc., 6.00%, 02/01/28(b)	200	198,499
Weatherford International Ltd., 8.63%, 04/30/30(a)	900	933,398
		3,201,326
Packaging & Containers — 1.9%
Ball Corp.
2.88%, 08/15/30	742	642,681
3.13%, 09/15/31(b)	480	412,509
6.00%, 06/15/29(b)	580	585,890
6.88%, 03/15/28	420	431,019
Berry Global Inc.
4.50%, 02/15/26(a)(b)	112	111,074
5.63%, 07/15/27(a)	295	295,462
Security	Par (000)	Value
Packaging & Containers (continued)
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28(a)	$285	$279,042
Crown Americas LLC, 5.25%, 04/01/30	315	308,260
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	248	244,163
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	420	418,900
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	225	232,609
Graphic Packaging International LLC
3.50%, 03/15/28(a)	260	244,990
3.50%, 03/01/29(a)	205	189,228
3.75%, 02/01/30(a)	235	214,689
4.75%, 07/15/27(a)	170	166,805
6.38%, 07/15/32(a)(b)	265	267,348
OI European Group BV, 4.75%, 02/15/30(a)(b)	240	218,083
Sealed Air Corp.
4.00%, 12/01/27(a)	235	226,227
5.00%, 04/15/29(a)	265	256,966
6.50%, 07/15/32(a)(b)	235	238,751
6.88%, 07/15/33(a)	232	243,747
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)	395	398,581
7.25%, 02/15/31(a)(b)	255	265,056
Silgan Holdings Inc., 4.13%, 02/01/28(b)	350	336,536
TriMas Corp., 4.13%, 04/15/29(a)	260	240,944
		7,469,560
Pharmaceuticals — 1.2%
180 Medical Inc., 3.88%, 10/15/29(a)	310	286,822
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.516%)(b)(d)	405	400,419
7.00%, 03/10/55, (5-year CMT + 2.886%)(d)	1,250	1,262,578
HLF Financing SARL LLC/Herbalife International Inc., 12.25%, 04/15/29(a)(b)	456	478,826
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	765	728,705
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)	1,190	1,128,691
6.75%, 05/15/34(a)	295	296,366
		4,582,407
Pipelines — 6.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)	425	415,507
5.75%, 03/01/27(a)	370	369,950
5.75%, 01/15/28(a)	367	365,718
6.63%, 02/01/32(a)	345	352,387
Buckeye Partners LP
3.95%, 12/01/26	315	306,276
4.13%, 12/01/27	231	222,080
4.50%, 03/01/28(a)	270	259,992
5.60%, 10/15/44	160	133,360
5.85%, 11/15/43	220	192,858
6.75%, 02/01/30(a)	280	284,841
6.88%, 07/01/29(a)(b)	325	332,723
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	210	193,531
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)	851	820,564
7.50%, 12/15/33(a)	95	100,308
DT Midstream Inc.
4.13%, 06/15/29(a)	604	571,031
4.38%, 06/15/31(a)	555	513,353

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.829%)(d)	$230	$235,673
8.00%, 05/15/54, (5-year CMT + 4.020%)(d)	421	444,326
EQM Midstream Partners LP
4.50%, 01/15/29(a)	416	401,028
4.75%, 01/15/31(a)	601	572,208
6.38%, 04/01/29(a)	355	360,908
6.50%, 07/01/27(a)	492	502,117
7.50%, 06/01/27(a)	310	317,778
7.50%, 06/01/30(a)	285	306,988
Harvest Midstream I LP
7.50%, 09/01/28(a)	450	460,243
7.50%, 05/15/32(a)	310	322,601
Hess Midstream Operations LP
4.25%, 02/15/30(a)	437	408,766
5.13%, 06/15/28(a)	319	314,165
5.50%, 10/15/30(a)(b)	255	251,775
5.63%, 02/15/26(a)	223	223,076
6.50%, 06/01/29(a)	361	368,300
Kinetik Holdings LP
5.88%, 06/15/30(a)(b)	525	520,898
6.63%, 12/15/28(a)	465	475,486
Northriver Midstream Finance LP, 6.75%, 07/15/32(a)	337	344,979
NuStar Logistics LP
5.63%, 04/28/27	315	315,122
6.00%, 06/01/26	269	270,576
6.38%, 10/01/30(b)	335	341,168
Rockies Express Pipeline LLC
4.80%, 05/15/30(a)	195	183,047
4.95%, 07/15/29(a)	305	292,404
6.88%, 04/15/40(a)	285	277,235
7.50%, 07/15/38(a)	140	140,063
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.667%)(a)(d)	375	386,321
7.63%, 03/01/55, (5-year CMT + 3.949%)(a)(d)	255	262,261
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)	690	593,654
6.25%, 01/15/30(a)	550	560,074
3.88%, 08/15/29(a)	696	643,820
4.13%, 08/15/31(a)	710	641,879
Venture Global LNG Inc.
7.00%, 01/15/30(a)	833	851,392
8.13%, 06/01/28(a)	1,257	1,313,627
8.38%, 06/01/31(a)	1,260	1,326,101
9.50%, 02/01/29(a)(b)	1,665	1,855,984
9.88%, 02/01/32(a)	1,118	1,230,721
		23,751,243
Real Estate — 0.6%
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)	393	396,250
8.88%, 09/01/31(a)(b)	245	263,904
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(a)	205	217,124
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	353	324,334
4.38%, 02/01/31(a)	345	307,742
5.38%, 08/01/28(a)	407	395,345
Newmark Group Inc., 7.50%, 01/12/29	295	310,828
		2,215,527
Security	Par (000)	Value
Real Estate Investment Trusts — 3.7%
Blackstone Mortgage Trust Inc.
3.75%, 01/15/27(a)	$219	$209,606
7.75%, 12/01/29(a)	210	216,303
Brandywine Operating Partnership LP
3.95%, 11/15/27	258	244,300
4.55%, 10/01/29(b)	190	172,689
8.30%, 03/15/28(b)	185	194,660
8.88%, 04/12/29	220	235,034
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(a)	214	203,241
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)	310	288,131
Iron Mountain Inc.
4.50%, 02/15/31(a)	593	545,674
4.88%, 09/15/27(a)	555	544,726
4.88%, 09/15/29(a)	567	543,553
5.00%, 07/15/28(a)	287	279,608
5.25%, 03/15/28(a)	473	464,830
5.25%, 07/15/30(a)	725	697,259
5.63%, 07/15/32(a)	321	309,465
6.25%, 01/15/33(a)	675	676,188
7.00%, 02/15/29(a)	555	570,834
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	420	391,197
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	345	335,621
4.75%, 06/15/29(a)	335	318,669
7.00%, 07/15/31(a)	290	298,500
Necessity Retail REIT Inc./American Finance Operating Partner LP (The), 4.50%, 09/30/28(a)	290	271,073
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	413	394,557
5.88%, 10/01/28(a)	395	390,477
7.00%, 02/01/30(a)	310	317,303
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	325	309,906
4.75%, 10/15/27(b)	380	372,149
6.50%, 04/01/32(a)	552	556,198
7.25%, 07/15/28(a)	220	228,108
RLJ Lodging Trust LP
3.75%, 07/01/26(a)	260	254,416
4.00%, 09/15/29(a)(b)	285	261,635
SBA Communications Corp.
3.13%, 02/01/29	839	763,324
3.88%, 02/15/27	825	798,266
Starwood Property Trust Inc.
3.63%, 07/15/26(a)	240	233,194
4.38%, 01/15/27(a)	269	261,260
6.00%, 04/15/30(a)	235	231,606
6.50%, 07/01/30(a)(b)	285	287,725
7.25%, 04/01/29(a)	340	351,215
Vornado Realty LP
2.15%, 06/01/26	195	186,458
3.40%, 06/01/31	200	171,796
		14,380,754
Retail — 5.1%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(a)(b)	420	387,901
3.88%, 01/15/28(a)	855	815,979

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.63%, 09/15/29(a)	$278	$276,816
6.13%, 06/15/29(a)	668	677,098
Academy Ltd., 6.00%, 11/15/27(a)	220	219,675
Advance Auto Parts Inc.
1.75%, 10/01/27	205	184,840
3.50%, 03/15/32(b)	149	125,225
3.90%, 04/15/30(b)	280	252,162
5.90%, 03/09/26	150	151,414
5.95%, 03/09/28(b)	198	199,199
Asbury Automotive Group Inc.
4.50%, 03/01/28	205	198,893
4.63%, 11/15/29(a)(b)	420	399,124
4.75%, 03/01/30	240	227,870
5.00%, 02/15/32(a)	360	336,836
Bath & Body Works Inc.
5.25%, 02/01/28(b)	280	277,774
6.63%, 10/01/30(a)(b)	495	503,983
6.69%, 01/15/27	167	170,745
6.75%, 07/01/36(b)	295	301,239
6.88%, 11/01/35	436	449,912
7.50%, 06/15/29(b)	219	225,983
Beacon Roofing Supply Inc.
4.50%, 11/15/26(a)	143	141,580
6.50%, 08/01/30(a)	355	366,092
FirstCash Inc.
4.63%, 09/01/28(a)	280	267,732
5.63%, 01/01/30(a)	340	332,784
6.88%, 03/01/32(a)	285	288,951
Foot Locker Inc., 4.00%, 10/01/29(a)(b)	216	185,271
Gap Inc. (The)
3.63%, 10/01/29(a)(b)	410	372,963
3.88%, 10/01/31(a)(b)	436	382,395
Group 1 Automotive Inc.
4.00%, 08/15/28(a)	410	389,034
6.38%, 01/15/30(a)	290	294,758
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	405	400,278
Kohl's Corp.
4.63%, 05/01/31(b)	280	224,121
5.55%, 07/17/45(b)	245	153,621
Lithia Motors Inc.
3.88%, 06/01/29(a)	421	390,611
4.38%, 01/15/31(a)(b)	300	276,277
4.63%, 12/15/27(a)	228	221,321
Macy's Retail Holdings LLC
4.30%, 02/15/43	140	97,046
4.50%, 12/15/34(b)	211	173,106
5.13%, 01/15/42	149	110,010
5.88%, 04/01/29(a)(b)	153	149,883
5.88%, 03/15/30(a)(b)	230	221,236
6.13%, 03/15/32(a)(b)	235	222,246
Murphy Oil USA Inc.
3.75%, 02/15/31(a)	293	260,864
4.75%, 09/15/29	282	269,886
5.63%, 05/01/27	148	147,666
Nordstrom Inc.
4.00%, 03/15/27(b)	200	193,572
4.25%, 08/01/31	226	199,313
4.38%, 04/01/30	295	268,809
5.00%, 01/15/44	515	389,679
6.95%, 03/15/28	160	164,611
Security	Par (000)	Value
Retail (continued)
Penske Automotive Group Inc., 3.75%, 06/15/29(b)	$255	$235,796
PetSmart Inc./PetSmart Finance Corp., 4.75%, 02/15/28(a)	655	627,761
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32(b)	366	368,755
Sonic Automotive Inc.
4.63%, 11/15/29(a)(b)	372	350,366
4.88%, 11/15/31(a)(b)	281	259,156
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29(a)	370	340,711
Vivo Energy Investments BV, 5.13%, 09/24/27(a)	220	210,168
Walgreens Boots Alliance Inc.
3.45%, 06/01/26	750	730,155
4.10%, 04/15/50	344	228,537
4.80%, 11/18/44	138	103,436
Yum! Brands Inc.
3.63%, 03/15/31	584	522,597
4.63%, 01/31/32(b)	619	576,338
4.75%, 01/15/30(a)(b)	453	434,890
5.35%, 11/01/43	160	152,925
5.38%, 04/01/32(b)	510	498,769
6.88%, 11/15/37	190	205,407
		19,784,151
Semiconductors — 0.7%
Amkor Technology Inc., 6.63%, 09/15/27(a)	285	285,589
Entegris Inc.
3.63%, 05/01/29(a)	216	198,691
4.38%, 04/15/28(a)	225	216,778
4.75%, 04/15/29(a)	891	859,090
5.95%, 06/15/30(a)(b)	503	501,390
ON Semiconductor Corp., 3.88%, 09/01/28(a)	375	353,644
Synaptics Inc., 4.00%, 06/15/29(a)(b)	230	211,485
		2,626,667
Software — 1.3%
Camelot Finance SA, 4.50%, 11/01/26(a)	375	368,156
Clarivate Science Holdings Corp., 3.88%, 07/01/28(a)	491	462,618
Elastic NV, 4.13%, 07/15/29(a)	315	294,587
Fair Isaac Corp.
4.00%, 06/15/28(a)	502	478,170
5.25%, 05/15/26(a)	220	220,323
Open Text Corp.
3.88%, 02/15/28(a)	532	505,191
3.88%, 12/01/29(a)	454	416,292
Open Text Holdings Inc.
4.13%, 02/15/30(a)	477	437,388
4.13%, 12/01/31(a)	328	293,981
PTC Inc., 4.00%, 02/15/28(a)(b)	275	263,883
RingCentral Inc., 8.50%, 08/15/30(a)(b)	213	226,125
ROBLOX Corp., 3.88%, 05/01/30(a)	590	540,855
Twilio Inc.
3.63%, 03/15/29(b)	275	255,597
3.88%, 03/15/31(b)	265	240,732
		5,003,898
Telecommunications — 3.1%
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.985%)(a)(d)	310	301,612
4.88%, 11/23/81, (5-year CMT + 3.493%)(a)(d)	290	265,663
Ciena Corp., 4.00%, 01/31/30(a)	209	192,961
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(a)(b)	1,648	1,488,863

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Millicom International Cellular SA
4.50%, 04/27/31(a)	$440	$389,815
5.13%, 01/15/28(a)	244	236,886
6.25%, 03/25/29(a)	387	384,087
7.38%, 04/02/32(a)	255	258,667
Optics Bidco SpA
Series 2033, 6.38%, 11/15/33(a)	280	276,713
Series 2034, 6.00%, 09/30/34(a)	300	287,666
Series 2036, 7.20%, 07/18/36(a)	265	269,044
Series 2038, 7.72%, 06/04/38(a)	275	288,779
Rogers Communications Inc., 5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(d)	435	426,133
Sable International Finance Ltd., 7.13%, 10/15/32(a)(b)	560	547,187
Telecom Italia Capital SA
6.00%, 09/30/34(b)	281	267,658
6.38%, 11/15/33	275	270,892
7.20%, 07/18/36	270	270,859
7.72%, 06/04/38(b)	271	279,903
U.S. Cellular Corp., 6.70%, 12/15/33(b)	335	358,346
Viasat Inc., 5.63%, 04/15/27(a)	370	359,355
Viavi Solutions Inc., 3.75%, 10/01/29(a)(b)	215	195,601
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	645	558,484
4.75%, 07/15/31(a)	740	650,162
7.75%, 04/15/32(a)	445	451,084
Vodafone Group PLC
3.25%, 06/04/81, (5-year CMT + 2.447%)(d)	260	251,900
4.13%, 06/04/81, (5-year CMT + 2.767%)(b)(d)	595	534,428
5.13%, 06/04/81, (5-year CMT + 3.073%)(b)(d)	520	401,519
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(d)	1,119	1,164,491
Zegona Finance PLC, 8.63%, 07/15/29(a)	525	560,437
		12,189,195
Transportation — 0.7%
Cargo Aircraft Management Inc., 4.75%, 02/01/28(a)	345	344,191
Danaos Corp., 8.50%, 03/01/28(a)	180	183,222
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29(a)(b)	370	344,504
Genesee & Wyoming Inc., 6.25%, 04/15/32(a)(b)	400	401,077
Rand Parent LLC, 8.50%, 02/15/30(a)(b)	463	480,127
RXO Inc., 7.50%, 11/15/27(a)	210	215,250
XPO CNW Inc., 6.70%, 05/01/34	163	168,286
XPO Inc.
7.13%, 06/01/31(a)(b)	282	291,394
7.13%, 02/01/32(a)	351	362,215
		2,790,266
Security	Par (000)	Value
Trucking & Leasing — 0.5%
Fortress Transportation and Infrastructure Investors LLC
5.88%, 04/15/33(a)(b)	$280	$267,896
7.00%, 05/01/31(a)	384	389,174
7.00%, 06/15/32(a)	440	446,076
7.88%, 12/01/30(a)(b)	295	307,788
5.50%, 05/01/28(a)	527	515,116
		1,926,050
Total Long-Term Investments — 97.3% (Cost: $375,658,828)		380,444,373
	Shares
Short-Term Securities
Money Market Funds — 17.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(f)(g)(h)	65,341,541	65,374,211
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(f)(g)	4,030,000	4,030,000
Total Short-Term Securities — 17.8% (Cost: $69,378,223)		69,404,211
Total Investments — 115.1% (Cost: $445,037,051)		449,848,584
Liabilities in Excess of Other Assets — (15.1)%		(58,866,617)
Net Assets — 100.0%		$390,981,967

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® BB Rated Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$60,422,970	$4,963,831 (a)	$—	$(1,394)	$(11,196)	$65,374,211	65,341,541	$47,309 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	830,000	3,200,000 (a)	—	—	—	4,030,000	4,030,000	25,537	—
				$(1,394)	$(11,196)	$69,404,211		$72,846	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$380,444,373	$—	$380,444,373
Short-Term Securities
Money Market Funds	69,404,211	—	—	69,404,211
	$69,404,211	$380,444,373	$—	$449,848,584

Portfolio Abbreviation
CMT	Constant Maturity Treasury
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate